Earnings Per Share - Summary of Earnings Per Share (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	¥ 604,914	$ 85,378	¥ 695,266	¥ 888,809
Weighted average number of ordinary shares	40,858,290	40,858,290	40,858,290	40,764,569
Weighted average number of ordinary shares adjusted for effect of dilution	40,858,290	40,858,290	40,858,290	40,764,569